Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Accumulated Other Comprehensive Income
13.
Accumulated Other Comprehensive Income

AOCI refers to certain gains and losses that under GAAP are included in comprehensive income but are excluded from net earnings as these amounts are initially recorded as an adjustment to stockholders’ equity. Amounts in AOCI may be reclassified to net earnings upon the occurrence of certain events.

Our AOCI is comprised of foreign currency translation adjustments, unrealized gains and losses on cash flow hedges, and amortization of prior service costs and unrecognized gains and losses in actuarial assumptions on our defined benefit plans. Foreign currency translation adjustments are reclassified to net earnings upon sale or upon a complete or substantially complete liquidation of an investment in a foreign entity. Unrealized gains and losses on cash flow hedges are reclassified to net earnings when the hedged item affects net earnings. Amounts related to defined benefit plans that are in AOCI are reclassified over the service periods of employees in the plan. See Note 15 for more information on our defined benefit plans.

The following table shows the changes in the components of AOCI, net of tax (in millions):

	Foreign	Cash	Defined
	Currency	Flow	Benefit	Total
	Translation	Hedges	Plan Items	AOCI
Balance December 31, 2024	$(239.0)	$88.2	$(112.0)	$(262.8)
AOCI before reclassifications	69.8	(6.3)	37.6	101.1
Reclassifications to statements of earnings	-	(45.3)	1.3	(44.0)
Balance December 31, 2025	$(169.2)	$36.6	$(73.1)	$(205.7)

The following table shows the reclassification adjustments from AOCI (in millions):

	Amount of Gain / (Loss)
	Reclassified from AOCI
	For the Years Ended December 31,			Location on
Component of AOCI	2025	2024	2023	Statements of Earnings
Cash flow hedges
Foreign exchange forward contracts	$56.3	$85.3	$94.1	Cost of products sold
Forward starting interest rate swaps	(0.7)	(0.7)	(0.7)	Interest expense, net
	55.6	84.6	93.4	Total before tax
	10.3	14.7	16.0	Provision for income taxes
	$45.3	$69.9	$77.4	Net of tax
Defined benefit plans
Settlements, Prior service cost and unrealized actuarial gain	$(1.9)	$1.1	$6.1	Other income (expense), net
	(0.6)	0.5	0.3	Provision for income taxes
	$(1.3)	$0.6	$5.8	Net of tax
Total reclassifications	$44.0	$70.5	$83.2	Net of tax

The following table shows the tax effects on each component of AOCI recognized in our consolidated statements of comprehensive income (loss) (in millions):

	For the Years Ended December 31,
	Before Tax			Tax			Net of Tax
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Foreign currency cumulative translation adjustments	$7.1	$(40.3)	$(2.9)	$(62.7)	$39.3	$(12.8)	$69.8	$(79.6)	$9.9
Unrealized cash flow hedge (losses) gains	(6.7)	116.0	84.8	(0.4)	21.2	13.7	(6.3)	94.8	71.1
Reclassification adjustments on cash flow hedges	(55.6)	(84.6)	(93.4)	(10.3)	(14.7)	(16.0)	(45.3)	(69.9)	(77.4)
Adjustments to prior service cost and unrecognized actuarial assumptions	48.7	(18.6)	(17.0)	9.8	(1.5)	(1.7)	38.9	(17.1)	(15.3)
Total Other Comprehensive (Loss) Income	$(6.5)	$(27.5)	$(28.5)	$(63.6)	$44.3	$(16.8)	$57.1	$(71.8)	$(11.7)